Organization and Basis of Consolidation and Presentation	12 Months Ended
Dec. 31, 2021
Organization and Basis of Consolidation and Presentation [Abstract]
Organization and Basis of Consolidation and Presentation

Note 1 – Organization and Basis of Consolidation and Presentation

Organization

AgileThought, Inc. (the “Company” or “AgileThought”) is a global provider of agile-first, end-to-end digital transformation services in the North American market using on-shore and near-shore delivery. The Company’s headquarters is in Irving, Texas. AgileThought’s Class A common stock is listed on the NASDAQ Capital Market (“NASDAQ”) under the symbol “AGIL.”

On August 23, 2021 (the “Closing Date”), LIV Capital Acquisition Corp. (“LIVK”), a special purpose acquisition company, and AgileThought (“Legacy AgileThought”) consummated the transactions contemplated by the definitive agreement and plan of merger (“Merger Agreement”), dated May 9, 2021 (“Business Combination”). Pursuant to the terms, Legacy AgileThought merged with and into LIVK, whereupon the separate corporate existence of Legacy AgileThought ceased, with LIVK surviving such merger (the “Surviving Company”). On the Closing Date, the Surviving Company changed its name to AgileThought, Inc. (the “Company”, “AgileThought”, “we” or “us”).

Basis of Consolidation and Presentation

The accompany consolidated financial statements are prepared in accordance with the U.S generally accepted accounting principles (“GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC.”) The consolidated financial statements included in this Annual Report present the Company’s financial position, results of operations and cash flows for the periods of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated. The ownership interest of noncontrolling investors of the Company’s subsidiaries are recorded as noncontrolling interest.

The Business Combination was accounted for as a reverse capitalization in accordance with U.S. GAAP (the “Recapitalization”). Under this method of accounting, LIVK is treated as the acquired company and Legacy AgileThought is treated as the accounting acquirer for financial reporting purposes, resulting in no change in the carrying amount of the Company’s assets and liabilities. The consolidated assets, liabilities and results of operations prior to the Recapitalization are those of Legacy AgileThought. The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination.

The Company evaluated subsequent events, if any, that would require an adjustment to the Company’s consolidated financial statements or require disclosure in the notes to the consolidated financial statements through the date of issuance of the consolidated financial statements. Where applicable, the notes to these consolidated financial statements have been updated to discuss all significant subsequent events which have occurred.